Schedule of revenue (Details) - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue
Revenue from program fees		$ 929,319	$ 937,415	$ 2,050,044
Contractual payments to gyms		(537,012)	(574,025)	(1,215,191)
Net Revenue from program fees		392,307	363,390	834,853
Research and Development tax incentive	[1]		1,149,525
Finale, franchise fee and other fees		167,021	22,600	100,378
Merchandise sales		2,984	1,296	5,572
Total other income		170,005	1,173,421	105,950
Total Revenue		$ 562,312	$ 1,536,811	$ 940,803

[1]	The Company will continue to apply for the Research and Development incentive as long as it continues to be eligible and will conduct eligible research and development activities. The applicable legislation that governs the eligibility to participate in the R&D incentive program is Division 355 of the Income Tax Assessment Act 1997 (ITAA 1997). The FY 2024 Research and Development incentive will be applied for on lodging of the FY 2024 tax return with the Australian Tax Office and recognised once reasonable assurance that the Company will comply with the conditions and that the grants will be received.